Restatement of Previously Issued Financial statements	7 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In April 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase ordinary shares that the Company issued in August 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance in August 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash
changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic
815-40,
Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC
815-40).
The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC
815-40
to the warrant agreement. The Company reassessed its accounting for Warrants issued in August, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the Affected Periods should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase ordinary shares (the “Warrants”) and should no longer be relied upon.
Impact of the Restatement
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Balance Sheet
Total assets	$577,192,519	$—	$577,192,519

Liabilities and Shareholders’ equity
Total current liabilities	$1,116,416	$—	$1,116,416
Deferred underwriting commissions	20,125,000	—	20,125,000
Derivative warrant liabilities	—	65.511,660	65,511,660

Total liabilities	21,241,416	65,511,660	86,753,076
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	550,951,100	(65,511,660)	485,439,440
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	240	656	896
Class B ordinary shares - $0.0001 par value	1,438	—	1,438
Additional paid-in-capital	6,045,447	24,047,204	30,092,651
Accumulated deficit	(1,047,122)	(24,047,860)	(25,094,982)

Total shareholders’ equity	5,000,003	—	5,000,003

Total liabilities and shareholders’ equity	$577,192,519	$—	$577,192,519

	Period From June 10, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Statement of Operations
Loss from operations	$(1,329,763)	$—	$(1,329,763)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(22,411,660)	(22,411,660)
Transaction costs - derivative warrant liabilities	—	(1,636,200)	(1,636,200)
Net gain from investments held in Trust Account	282,641	—	282,641

Total other (expense) income	282,641	(24,047,860)	(23,765,219)

Net loss	$(1,047,122)	$(24,047,860)	$(25,094,982)

Basic and Diluted weighted-average Class A ordinary shares outstanding	57,500,000	—	57,500,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	13,753,049	—	13,753,049
Basic and Diluted net loss per Class B share	$(0.10)	$(1.75)	$(1.85)

	Period From June 10, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Statement of Cash Flows
Net loss	$(1,047,122)	$(24,047,860)	$(25,094,982)
Change in fair value of derivative warrant liabilities	$—	22,411,660	22,411,660
Transaction costs - derivative warrant liabilities	$—	$1,636,200	$1,636,200
Initial value of Class A common stock subject to possible redemption	$551,943,200	(43,100,000)	508,843,200
Change in fair value of Class A common stock subject to possible redemption	$(992,100)	$(22,411,660)	$(23,403,760)
In addition, the impact to the balance sheet dated August 17, 2020, filed on Form
8-K
on August 21, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $43.1 million increase to the derivative warrant liabilities line item at August 17, 2020 and offsetting decrease to the Class A ordinary shares subject to possible redemption mezzanine equity line item. There is no change to total shareholders’ equity at the reported balance sheet date.